Revenue - Schedule of Accounts Receivable, Provision for Doubtful Accounts (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Beginning Balance	$ 6.4
(Benefit) provision for doubtful accounts	(0.9)	$ (0.3)
Other	2.5
Uncollectible accounts written-off	(1.0)	(3.3)
Ending Balance	7.0	6.4
Trade accounts receivable (Opening)	6.4	8.7
Other		1.3
Trade accounts receivable (Closing)		6.4
LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Beginning Balance	7.2	9.2
(Benefit) provision for doubtful accounts	(0.6)	0.5
Other	2.5	1.3
Uncollectible accounts written-off	(1.0)	(3.8)
Ending Balance	$ 8.1	$ 7.2